CITIFUNDS(R)
--------------------








CITI(SM)
TAX FREE  RESERVES
ANNUAL REPORT
AUGUST 31, 2001







--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITI TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................
Additional Information                                                        13
 ................................................................................

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      14
 ................................................................................
Statement of Assets and Liabilities                                           19
 ................................................................................
Statement of Operations                                                       19
 ................................................................................
Statement of Changes in Net Assets                                            20
 ................................................................................
Financial Highlights                                                          20
 ................................................................................
Notes to Financial Statements                                                 21
 ................................................................................
Independent Auditors' Report                                                  23
 ................................................................................
Additional Information                                                        24
 ................................................................................

LETTER TO OUR SHAREHOLDERS



[PHOTO OMITTED]            [PHOTO OMITTED]

HEATH B.                   CHARLES K.
MCLENDON                   BARDES
PRESIDENT                  DIRECTOR AND
                           INVESTMENT OFFICER


Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) Tax Free Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Under normal market conditions, the Fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

The Fund may invest more than 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.

The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

After leaving the federal funds rate(1) steady at 6.50% for the second half of 2000, the U.S. Federal Reserve Board (the "Fed") responded to signs of a weakening U.S. economy by aggressively lowering short-term interest rates. In January 2001 alone, the Fed directed two 50 basis point(2) cuts in the fed funds rate. The financial markets welcomed this news, expecting that lower interest rates would help revive economic growth and restore investor confidence. A reduction in interest rates typically makes it easier for corporations and consumers alike to meet their debt obligations.

January is generally the most popular month of the year for municipal coupon payments and redemptions. In January 2001, an estimated $25 billion became available for reinvestment. Municipal money fund managers were faced with the daunting task of finding enough tax-exempt, short-term securities in which to invest this new cash flow--all against the backdrop of falling interest rates. Many money fund managers began to seek securities with longer durations(3) in order to extend their portfolios' average maturities and lock in higher yields as interest rates fell.

During March 2001, the Fed eased the fed funds rate by an additional 50 basis points, bringing it to 5.0%. Despite these rate cuts, yields on Variable Rate Demand Notes ("VRDNs")(4) remained attractive relative to other short-term fixed income investments. This was due to a high level of money fund liquidations by investors in need of cash for income tax payments due in April. Yields were raised accordingly, in hopes of keeping variable rate securities in money funds' hands. With the short-term yield curve(5) flattening and rates hovering in the 2.50% range, many money funds were content to remain overweighted in VRDNs, taking a "wait and see" attitude regarding the direction of the economy.

As the third quarter of 2001 unfolded, short-term rates fell temporarily due to technical factors arising from the "July effect." The July effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. Over $34 billion became available in July 2001 for reinvestment, beating January's receipts. Investors did indeed pour cash into tax-exempt money funds as it became apparent the economic landscape pointed toward continued uncertainty in the equity and fixed income markets. The month of August saw similar activity, as money funds continued to see subscriptions from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

---------------

(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2) A basis point is 0.01%, or one one-hundredth of one percent.

(3) Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.

(4) Variable  Rate Demand Notes are floating  rate notes whose yields are pegged
    to  short-term   interest  rates  and  may  be  sold  back  at  par  to  the dealer/remarketing agent.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

MARKET OUTLOOK

Looking forward, we expect the municipal bond market will continue its solid performance as investors continue to seek low volatility alternatives to the embattled stock markets. In our view, overall credit quality remains good in this area of the market, and municipal bonds continue to offer better yields than most taxable bond securities. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,



/s/ Heath B. McLendon                               /s/ Charles K. Bardes
----------------------                              ----------------------
Heath B. McLendon                                   Charles K. Bardes
President                                           Vice President and
                                                    Investment Officer

OCTOBER 15, 2001
The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 14 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of August 31, 2001 and is subject to change.


FUND FACTS

FUND OBJECTIVE

Provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
August 31, 1984

NET ASSETS AS OF 8/31/01                 BENCHMARK**
Class N shares: $518.0 million           o Lipper Tax Exempt Money Market
                                           Funds Average
                                         o iMoneyNet, Inc. General
                                           Purpose Tax Free Money
                                           Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

                                                       ONE      FIVE       TEN
ALL PERIODS ENDED AUGUST 31, 2001                     YEAR     YEARS*     YEARS*
================================================================================
Citi Tax Free Reserves Class N                        3.05%     3.03%     2.86%
Lipper Tax Exempt Money Market Funds Average          2.99%     3.02%     2.86%
iMoneyNet, Inc. General Purpose Tax Free
  Money Market Funds Average                          2.91%     2.96%     2.82%

* Average Annual Total Return

7-DAY YIELDS          CLASS N
                      -------
Annualized Current     1.97%
Effective              1.99%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 Class N shares paid $0.03010 per share and Cititrade shares paid $0.02115 to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 9.1% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITI TAX FREE RESERVES CLASS N VS.
IMONEYNET, INC. GENERAL PURPOSE TAX FREE MONEY MARKET FUNDS AVERAGE [Data below represents line chart in printed piece.]

                                                iMoneyNet, Inc.
                          Citi Tax Free         General Purpose
                            Reserves             Tax Free Money
Dates                       Class N            Market Fund Average
-----                     -------------        -------------------
9/5/00                       0.0367                   0.036
                             0.0341                   0.0341
                             0.0351                   0.0354
                             0.0374                   0.0377
                             0.0439                   0.043
                             0.0386                   0.038
10/17/00                     0.0359                   0.0362
                             0.0361                   0.0362
                             0.0369                   0.0369
                             0.0376                   0.0367
                             0.0374                   0.0373
                             0.0384                   0.038
11/28/00                     0.0373                   0.0371
                             0.0361                   0.0357
                             0.0326                   0.0326
                             0.0354                   0.0349
                             0.0391                   0.0377
                             0.0405                   0.0401
                             0.0276                   0.029
1/16/01                      0.0192                   0.0218
                             0.0204                   0.0209
                             0.0352                   0.035
                             0.0342                   0.0343
                             0.0297                   0.03
                             0.0314                   0.0307
2/27/01                      0.0308                   0.0304
                             0.0286                   0.0276
                             0.0242                   0.0232
                             0.0284                   0.0277
                             0.0302                   0.0294
                             0.0305                   0.0296
                             0.028                    0.0269
4/17/01                      0.0309                   0.0307
                             0.0347                   0.0351
                             0.0341                   0.0348
                             0.0323                   0.0325
                             0.0297                   0.0292
                             0.0267                   0.026
5/29/01                      0.0268                   0.026
                             0.0253                   0.0254
                             0.0229                   0.0214
                             0.0252                   0.0245
                             0.0253                   0.0253
                             0.0241                   0.0237
                             0.0206                   0.0195
7/17/01                      0.0213                   0.02
                             0.0224                   0.0217
                             0.0229                   0.022
                             0.0214                   0.0201
                             0.0204                   0.0187
                             0.0209                   0.019
8/28/01                      0.0202                   0.0181

As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2001
================================================================================
ASSETS:

Investment in Tax Free Reserves Portfolio, at value (Note 1)       $519,098,871
Receivable for shares of beneficial interest sold                         2,000
--------------------------------------------------------------------------------
   Total assets                                                     519,100,871
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       886,353
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)       107,730
Payable for shares of beneficial interest repurchased                       500
Accrued expenses and other liabilities                                  136,892
--------------------------------------------------------------------------------
   Total liabilities                                                  1,131,475
--------------------------------------------------------------------------------
NET ASSETS for 518,001,433 shares of beneficial
   interest outstanding                                            $517,969,396
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $518,001,433
Accumulated net realized loss on investments                            (32,037)
--------------------------------------------------------------------------------
   Total                                                           $517,969,396
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITI TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1A)
Income from Tax Free Reserves Portfolio               $19,063,997
Allocated expenses from Tax Free Reserves Portfolio      (783,999)
--------------------------------------------------------------------------------
                                                                    $18,279,998
EXPENSES:
Administrative fees (Note 3A)                           1,306,766
Shareholder Servicing Agents' fees Class N (Note 3B)    1,306,749
Distribution fees Class N (Note 4)                        522,706
Distribution fees Cititrade (Note 4)                          193
Blue Sky fees                                             188,941
Legal fees                                                 73,682
Shareholder reports                                        36,089
Transfer agent fees                                        34,058
Custody and fund accounting fees                           31,096
Audit fees                                                 16,800
Trustees' fees                                             15,829
Registration                                                3,016
Miscellaneous                                              36,245
--------------------------------------------------------------------------------
  Total expenses                                        3,572,170
Less: aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                           (987,803)
--------------------------------------------------------------------------------
  Net expenses                                                        2,584,367
--------------------------------------------------------------------------------
Net investment income                                                15,695,631
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO       (12,102)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,683,529
================================================================================

See notes to financial statements

CITI TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  ------------------------------
                                                       2001            2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 15,695,631     $ 16,432,357
Net realized loss on investments                       (12,102)         (17,545)
--------------------------------------------------------------------------------
Net increase in net assets from operations          15,683,529       16,414,812
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N shares               (15,695,631)     (16,432,347)
Net investment income Cititrade shares                      --              (10)
--------------------------------------------------------------------------------
Decrease in net assets from distribution
  to shareholders                                  (15,695,631)     (16,432,357)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                       935,481,453    1,057,083,608
Net asset value of shares issued to shareholders
  from reinvestment of dividends                     2,047,467        2,224,510
Cost of shares repurchased                        (917,107,291)  (1,051,611,170)
--------------------------------------------------------------------------------
Total Class N shares                                20,421,629        7,696,948
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES*
Proceeds from sale of shares                           285,624           11,000
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                957               10
Cost of shares repurchased                            (293,638)          (3,953)
--------------------------------------------------------------------------------
Total Cititrade shares                                  (7,057)           7,057
--------------------------------------------------------------------------------
Total increase in net assets from transactions
in shares of beneficial interest                    20,414,572        7,704,005
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          20,402,470        7,686,460
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                497,566,926      489,880,466
--------------------------------------------------------------------------------
End of period                                     $517,969,396   $  497,566,926
================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                             YEAR ENDED AUGUST 31,
                                  ----------------------------------------------
                                    2001     2000     1999      1998     1997
--------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                      $1.00000  $1.00000 $1.00000 $1.00000  $1.00000
Net investment income             0.03010   0.03279  0.02626  0.03042   0.03004
Less dividends from net
  investment income              (0.03010) (0.03279)(0.02626)(0.03042) (0.03004)
--------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000  $1.00000 $1.00000 $1.00000  $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $517,969  $497,567 $489,880 $514,771  $422,483
Ratio of expenses to average
  net assets+                       0.65%     0.65%    0.65%    0.65%     0.65%
Ratio of net investment income
  to average net assets+            3.00%     3.27%    2.62%    3.04%     3.01%
Total return                        3.05%     3.33%    2.66%    3.08%     3.05%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share  $0.02678  $0.03015 $0.02365 $0.02782  $0.02715
RATIOS:
Expenses to average net assets+     0.97%     0.91%    0.91%    0.92%     0.94%
Net investment income to
  average net assets+               2.68%     3.01%    2.36%    2.77%     2.72%
--------------------------------------------------------------------------------

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves changed its name to Citi Tax Free Reserves (the "Fund"). The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Adviser. On April 1, 2001 Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (approximately 69.0% at August 31, 2001) in the net assets of the Portfolio. Citi Fund Management Inc. also acts as the Fund's Administrator. Citibank also makes Fund shares available to customers as Shareholder Servicing Agent. Salomon Smith Barney Inc. is the Fund's Distributor.

   The Fund, as of August 31, 2001 offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 245,673 Cititrade shares outstanding, with value of $245,673 was converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Class N expenses to 0.65%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $1,306,766, of which $665,585 was voluntarily waived for the year ended August 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $1,306,749 for the year ended August 31, 2001.

CITI TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTION FEES The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of average daily net assets. Distribution fees for Class N amounted to $522,706, of which $322,218 was voluntarily waived for the year ended August 31, 2001, and $193 for Cititrade for the year ended August 31, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the year.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,114,458,631 and $1,112,730,153 respectively, for the year ended August 31, 2001.

CITI TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITI TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities of Citi Tax Free Reserves (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Tax Free Reserves, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                   /s/ KPMG LLP


New York, New York
October 12, 2001

CITI TAX FREE RESERVES
ADDITIONAL INFORMATION (Unaudited)

   CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinon or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 0.7%
--------------------------------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.,
  2.75% due 9/13/01                               $5,000          $ 5,000,000
                                                                  -----------
GENERAL OBLIGATION BONDS
AND NOTES -- 5.5%
--------------------------------------------------------------------------------
Georgia State,
  6.00% due 7/01/02                                7,810            8,012,974
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02                               14,000           14,047,493
Iowa State School, Cash
  Anticipation Program,
  3.75% due 6/21/02                               12,000           12,103,162
South Carolina Public
  Service Authority,
  3.50% due 7/01/02                                5,505            5,547,389
South Carolina State,
  5.75% due 1/01/02                                2,000            2,010,457
                                                                  -----------
                                                                   41,721,475
                                                                  -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 12.6%
--------------------------------------------------------------------------------
Alabama State, Municipal
  Electric Power Supply
  Revenue,
  6.50% due 9/01/01                                4,000            4,040,000
California Housing Finance
  Agency Revenue,
  2.67% due 8/01/02                                6,000            6,000,000
California Student Loan
  Revenue,
  2.85% due 6/03/02                                5,000            5,000,000
Florida State Department
  Environment Protection, FGIC,
  5.25% due 7/01/02                                5,575            5,702,382
Louisa, Virginia, Industrial
  Development Authority, AMT,
  4.00% due 3/01/02                                7,000            7,000,000
Louisiana Local Government,
  Environmental Facilities Revenue,
  5.25% due 2/15/02                               10,000           10,084,805
Michigan Municipal
  Bond Authority,
  4.00% due 4/11/02                               22,600           22,732,578
Michigan State Building
  Authority Revenue,
  6.10% due 10/01/01                               2,000            2,002,703
Michigan State Building
  Authority Revenue, P/R,
  6.00% due 10/01/09                               2,800            2,803,581
Minnesota State,
  Housing Finance Agency,
  4.45% due 11/29/01                               4,000            4,000,000

Oklahoma State Water Resource
  Board State Loan Revenue,
  3.45% due 9/04/01                                5,535            5,535,000
South Carolina Jobs,
  Economic Development Authority,
  3.40% due 9/13/01                               19,995           19,995,000
                                                                  -----------
                                                                   94,896,049
                                                                  -----------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 25.4%
--------------------------------------------------------------------------------
Bartholomew, Indiana, Considated
  School, Corporate, TANs,
  4.60% due 12/31/01                               4,238            4,252,936
Benton, Indiana, Community
  School Corporation, TANs,
  5.00% due 12/31/01                               2,700            2,703,424
Clark County, Washington Public
  Utility District, BANs,
  4.00% due 3/26/02                               10,000           10,042,046
Concord, Indiana,
  Community Schools, TANs,
  4.00% due 12/31/01                               5,390            5,395,169
Essex County, New Jersey, TANs,
  3.25% due 11/20/01                              29,000           29,038,709
Howard County, Maryland, BANs
  4.00% due 4/15/02                               12,500           12,571,867
Jersey City, New Jersey, BANs,
  4.00% due 1/11/02                               28,969           28,998,755
Kane Mc Henry Cook and De Kalb Counties,
  Illinois School District, TANs,
  4.63% due 9/28/01                               22,400           22,410,080
Knoxville, Tennessee, BANs
  3.50% due 6/01/02                               20,000           20,155,000
Lexington County, South
  Carolina School District, BANs
  3.30% due 9/27/01                                8,000            8,002,637
Passaic County,
  New Jersey, BANs
  3.40% due 6/14/02                               20,144           20,243,755

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Paterson, New Jersey, BANs
  3.50% due 11/30/01                             $ 2,805         $  2,810,091
Portage County, Ohio, BANs,
  4.75% due 11/01/01                               6,379            6,382,575
Salt Lake County, Utah, TRANs
  3.50% due 12/28/01                               2,500            2,506,754
Summit County, Ohio, BANs
  3.50% due 5/30/02                                4,200            4,216,652
West Branch, Ohio,
  Local School District, BANs,
  4.75% due 9/21/01                                4,475            4,475,830
West Jordan, Utah, TRANs,
  2.85% due 6/28/02                                6,500            6,520,742
                                                                 ------------
                                                                  190,727,022
                                                                 ------------
VARIABLE RATE DEMAND NOTES* -- 58.4%
--------------------------------------------------------------------------------
ABN-Amro Leasetops
  Certificates Trust,
  due 10/01/04                                     3,255            3,254,901
ABN-Amro Munitops
  Certificates Trust,
  due 3/07/07                                      4,000            4,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 4/05/06                                      4,000            4,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                                      9,000            9,000,000
ABN-Amro Munitops
  Certificates Trust,
  due 5/07/08                                     15,000           15,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                                     2,000            2,000,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                      5,795            5,795,000
Ascension, Louisiana,
  Revenue, AMT,
  due 12/01/27                                     2,000            2,000,000
Ashe County, North Carolina,
  Industrial Facilities and Pollution,
  due 7/01/10                                      2,100            2,100,000
Beloit, Kansas, Industrial
  Development Authority, AMT,
  due 12/01/16                                     1,100            1,100,000
Brooks County, Georgia,
  Development Authority Revenue,
  due 3/01/18                                      2,000            2,000,000
California Housing Finance
  Agency Revenue,
  due 2/01/32                                      4,885            4,885,000
Carrollton, Georgia,
  Payroll Development Authority,
  due 3/01/15                                      1,450            1,450,000

Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07                                      2,000            2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                                      2,000            2,000,000
Castle Pines, North Metro
  District, Colorado,
  due 12/01/28                                     4,990            4,990,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                      1,400            1,400,000
Chicago, Illinois,
  due 1/01/23                                     17,146           17,146,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                      3,000            3,000,000
Chicago, Illinois, Gas Supply Revenue,
  due 3/01/30                                      5,000            5,000,000
Clarksville, Arizona, Industrial
  Development Revenue, AMT,
  due 8/01/13                                      2,025            2,025,000
Clarksville, Tennessee,
  Public Building Authority,
  due 7/01/31                                      7,500            7,500,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                      9,725            9,725,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                       750              750,000
Converse County, Wyoming, Pollution,
  due 7/01/06                                      7,485            7,485,000
Davidson County, North Carolina,
  Industrial Facilities,
  due 7/01/20                                      2,140            2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 8/01/05                                      1,500            1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
De Kalb County, Georgia,
  Development Authority,
  due 2/01/18                                    $ 1,100          $ 1,100,000
Delaware State Economic
  Development Authority,
  due 7/01/28                                      4,400            4,400,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                        775              775,000
Emmaus, Pennsylvannia,
  General Authority Revenue,
  due 3/01/24                                      1,200            1,200,000
Forsyth County, Georgia,
  Industrial Development Revenue,
  due 1/01/07                                      2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 12/01/12                                     2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 2/01/18                                      1,960            1,960,000
Gordon County, Georgia, Industrial
  Development Authority Revenue, AMT,
  due 8/01/17                                      1,000            1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                      1,420            1,420,000
Gwinett County, Georgia,
  Industrial Development Revenue,
  due 3/01/17                                        235              235,000
Hawkins County, Tennessee,
  Industrial Development Board,
  due 10/01/27                                     1,450            1,450,000
Henrico County, Virginia,
  Industrial Development Authority,
  due 8/01/23                                        180              180,000
Hillsborough County,
  Florida, School Board,
  due 1/01/12                                      7,000            7,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/28                                      6,385            6,385,000
Indiana Health Facilities Finance
  Authority Hospital Revenue,
  due 3/01/30                                     10,700           10,700,000
Jackson County, Mississippi,
  Port Facilities Revenue,
  due 6/01/23                                      8,550            8,550,000
Joliet Illinois,
  Regional Port District,
  due 10/01/24                                     1,700            1,700,000
Kansas City, Missouri,
  Industrial Development Authority,
  due 4/01/27                                      2,000            2,000,000
Kissimmee Florida,
  Utility Revenue,
  due 9/12/01                                     10,500           10,500,000
Koch Certificates Trust,
  due 12/13/02                                     3,383            3,383,332

Lincoln County Wyoming
  Environmental Improvement,
  due 11/01/25                                    20,400           20,400,000
Louisville & Jefferson County, Kentucky,
  due 1/01/29                                     18,300           18,300,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                      1,025            1,025,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                      2,860            2,860,000
Marshfield, Wisconsin,
  Industrial Development Revenue,
  due 12/01/14                                     2,500            2,500,000
Massachusetts State
  Industrial Finance Agency,
  due 11/01/25                                     1,960            1,960,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                      2,000            2,000,000
Michigan State,
  due 7/15/08                                     16,000           16,000,000
Minneapolis, Minnesota,
  due 12/01/05                                     1,560            1,560,000
Minneapolis, Minnesota,
  due 3/01/12                                        310              310,000
Missouri State Health and
  Educational Facilities Revenue,
  due 7/01/18                                      3,500            3,500,000
Moorhead, Minnesota,
  Solid Waste Disposal, AMT,
  due 4/01/12                                      3,000            3,000,000
Morristown, Tennessee,
  Industrial Development Board, AMT,
  due 2/01/15                                      4,250            4,250,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Municipal Securities Trust
  Certificates,
  due 10/04/12                                   $13,000          $13,000,000
Nash County, North Carolina,
  due 12/01/14                                     1,000            1,000,000
New Hanover County, North
  Carolina,
  due 3/01/14                                      2,250            2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                      2,250            2,250,000
New Hanover County, North
  Carolina,
  due 3/01/16                                      2,250            2,250,000
New Jersey State Transportation
  Trust Fund Authority,
  due 6/15/14                                      5,545            5,545,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                      4,000            4,000,000
Orange County, Florida,
  Industrial Development Authority,
  due 1/01/11                                        375              375,000
Orlando, Florida, Utilities Commision,
  due 10/22/01                                    22,600           22,600,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                      1,050            1,050,000
Philadelphia Pennsylvania Water
  Facilities Municipal Trust,
  due 12/15/14                                     8,315            8,315,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                      1,000            1,000,000
Pitney Bowes Credit Corp.,
  due 11/13/02                                       756              755,782
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                      1,059            1,059,374
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                     10,642           10,641,553
Puerto Rico Commonwealth Infrastructure,
  due 10/01/32                                     4,600            4,600,000
Puerto Rico Commonwealth Infrastructure
  due 10/01/40                                     2,600            2,600,000
Red Bay, Alabama, Industrial
  Development Board Revenue,
  due 11/01/10                                     3,400            3,400,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 5/01/05                                      1,000            1,000,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 11/01/05                                     2,650            2,650,000
Roswell, Georgia, Multi-Family
  Housing Authority,
  due 8/01/27                                      2,500            2,500,000
Saint Charles Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                                     10,400           10,400,000

San Antonio, Texas, Water Revenue,
  due 5/15/26                                      7,000            7,000,000
San Antonio, Texas, Electric & Gas,
  due 9/06/01                                      8,400            8,400,000
Savannah, Illinois,
  Industrial Development Revenue,
  due 6/01/04                                        600              600,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                      1,300            1,300,000
Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                       490              490,000
Tarrant County, Texas,
  Health Facilities Development,
  due 11/15/26                                       930              930,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                        975              975,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                     1,000            1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                     1,000            1,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 8/01/25                                      4,000            4,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 7/01/37                                     13,400           13,400,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Vermont Industrial
  Development Authority
  Revenue, AMT,
  due 12/01/11                                    $  700         $    700,000
Virginia College Building
  Authority,
  due 9/01/07                                      5,000            5,000,000
Walton County, Georgia,
  Industrial Building
  Authority,
  due 10/01/17                                     2,300            2,300,000
Washington State Single
  Family Mortgage,
  due 12/03/01                                     4,335            4,335,000
Washington State Single
  Family Mortgage,
  due 6/01/28                                      8,505            8,505,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                     2,400            2,400,000
Wyoming Community
  Development Authority,
  due 12/01/35                                     5,000            5,000,000
                                                                 ------------
                                                                  439,425,942
                                                                 ------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                102.6%        $771,770,488
OTHER ASSETS,
  LESS LIABILITIES                                  (2.6)         (19,391,383)
                                                   -----         ------------
NET ASSETS                                         100.0%        $752,379,105
                                                   =====         ============

AMT -- Subject to  Alternative  Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================

ASSETS:
Investments, at amortized cost and value (Note 1A)                 $771,770,488
Cash                                                                    126,823
Interest receivable                                                   6,343,626
--------------------------------------------------------------------------------
  Total assets                                                      778,240,937
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    25,710,166
Payable to affiliate-- Investment advisory fees (Note 2A)                65,595
Accrued expenses and other liabilities                                   86,071
--------------------------------------------------------------------------------
  Total liabilities                                                  25,861,832
--------------------------------------------------------------------------------
NET ASSETS                                                         $752,379,105
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $752,379,105
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1B):                                          $26,929,893
EXPENSES
Investment Advisory fees (Note 2A)                 $1,484,035
Administrative fees (Note 2B)                         371,009
Custody and fund accounting fees                      194,894
Legal fees                                             58,214
Audit fees                                             24,300
Trustees' fees                                         14,407
Miscellaneous                                           7,019
--------------------------------------------------------------------------------
  Total expenses                                    2,153,878
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)      (1,021,022)
Less: fees paid indirectly (Note 1D)                  (20,003)
--------------------------------------------------------------------------------
  Net expenses                                                        1,112,853
--------------------------------------------------------------------------------
Net investment income                                                25,817,040
NET REALIZED LOSS ON INVESTMENTS                                        (16,350)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $25,800,690
================================================================================

See notes to statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                              ----------------------------------
                                                     2001             2000
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    25,817,040    $   24,250,506
Net realized loss on investments                      (16,350)          (23,055)
--------------------------------------------------------------------------------
Increase in net assets from operations             25,800,690        24,227,451
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     2,375,773,926     2,196,552,821
Value of withdrawals                           (2,324,687,811)   (2,202,408,291)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                             51,086,115       (5,855,470)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         76,886,805        18,371,981
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               675,492,300       657,120,319
--------------------------------------------------------------------------------
End of period                                 $   752,379,105   $   675,492,300
================================================================================



TAX FREE RESERVES PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                YEAR ENDED AUGUST 31,
                                 -----------------------------------------------
                                   2001      2000     1999      1998   1997
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $752,379  $675,492 $657,120  $723,858  $483,630
Ratio of expenses to
  average net assets                0.15%     0.15%    0.15%     0.15%     0.19%
Ratio of net investment
  income to average
  net assets                        3.48%     3.77%    3.11%     3.53%     3.46%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                        0.29%     0.29%    0.29%     0.29%     0.31%
Net investment income to
  average net assets                3.34%     3.63%    2.98%     3.39%     3.35%
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001, Citibank N.A. ("Citibank"), transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $1,484,035, of which $650,013 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $371,009, all of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

which was voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,705,193,668 and $2,607,900,333, respectively, for the year ended August 31, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2001, for federal income tax purposes, amounted to $771,770,488.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $1,780. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities including the schedule of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                   /s/  KPMG LLP

New York, New York
October 12, 2001

TAX FREE RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)

   CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinon or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF THE MANAGER

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

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This report is prepared for the  information  of  shareholders  of Citi Tax Free
Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

(C)2001 Citicorp    [RECYCLE LOGO] Printed on recycled paper        CFA/RTF/801